Customers’ Refundable Fees (Tables)	6 Months Ended
Jun. 30, 2024
Customers’ Refundable Fees [Abstract]
Schedule of Customers' Refundable Fees
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the year/period	30,747	31,554
Cash received from customers	9,586	7,916
Cash refunded to customers	(4,584)	(1,654)
Revenue recognized	(4,195)	(5,953)
Balance at the end of the year/period	31,554	31,863